Consolidated and Combined Carve-Out Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows provided by operating activities:
Net income	$ 72,600,000	$ 75,000,000	$ 56,900,000
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	72,500,000	68,400,000	70,700,000
Loss on disposal and write-off of property, plant & equipment	800,000	600,000	0
Deferred income tax expense	17,500,000	28,200,000	24,400,000
Unrealized loss on foreign currency transactions	10,700,000	24,700,000	14,400,000
Unrealized (gain)/loss on derivative instruments	4,000,000	(15,600,000)	(22,000,000)
Non-cash straight-lined revenues	(2,200,000)	0	0
Non-cash unit based compensation	300,000.0	0	0
Changes in operating assets and liabilities
Increase (decrease) in provisions	(1,200,000)	(1,200,000)	(4,800,000)
Increase (decrease) in other long-term liabilities	1,000,000	2,400,000	3,500,000
Decrease (increase) in trade accounts receivable	(1,800,000)	4,400,000	(700,000)
Decrease (increase) in receivables, affiliates	(1,700,000)	5,600,000	(2,900,000)
Decrease (increase) in other receivables	700,000	8,500,000	12,300,000
Increase (decrease) in trade accounts payable	(2,100,000)	7,600,000	(4,400,000)
Increase (decrease) in payables, affiliates	(3,800,000)	9,900,000	(31,100,000)
Increase (decrease) in other current liabilities	(11,400,000)	2,100,000	17,700,000
Net cash provided by operating activities	155,900,000	220,600,000	134,000,000
Cash flows from investing activities
Capital expenditures	(66,500,000)	(81,000,000)	(121,200,000)
Acquisition of additional interest in VTTI Operating	(96,200,000)	(75,000,000)	0
Net cash used in investing activities	(162,700,000)	(156,000,000)	(121,200,000)
Cash flows from financing activities
Contribution from owners	0	0	3,300,000
Proceeds from unit issuances	102,700,000	0	0
Proceeds from long-term debt	35,000,000	530,400,000	1,042,200,000
Repayment of long-term debt	(21,400,000)	(436,700,000)	(1,006,500,000)
Debt issue costs paid	(2,800,000)	0	0
Restricted cash	1,300,000	(800,000)	5,800,000
Distributions paid to unitholders	(54,000,000)	(46,000,000)	(54,900,000)
Dividends paid to non-controlling interests	(89,000,000)	(90,100,000)	(18,900,000)
Net cash used in financing activities	(28,200,000)	(43,200,000)	(29,000,000)
Effect of exchange rate changes on cash	(300,000)	(1,800,000)	(2,000,000)
Net increase/(decrease) in cash and cash equivalents	(35,300,000)	19,600,000	(18,200,000)
Cash and cash equivalents at beginning of the reporting period	55,900,000	36,300,000	54,500,000
Cash and cash equivalents at end of the reporting period	$ 20,600,000	$ 55,900,000	$ 36,300,000